Accumulated Other Comprehensive Income (Schedule of Changes in AOCI by Component Net of Tax) (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance				$ 20,107
Ending balance		$ 27,697		27,697
Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	[1]			13,047
Ending balance		12,964		12,964
Deferred Gains and Losses on Derivatives-Hedging Activities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(290)	$ (248)	(235)	$ (302)
Other comprehensive income before reclassifications: gains (losses)		(78)	(33)	(102)	78
Amounts reclassified from AOCI: (gains) losses	[2]	(21)	33	(52)	41
Net current period other comprehensive income (loss)		(99)		(154)	119
Cumulative-effect of changes in accounting principle					(64)
Less other comprehensive income attributable to noncontrolling interest					1
Ending balance		(389)	(248)	(389)	(248)
Deferred Gains and Losses on Derivatives-Hedging Activities | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(20)	(10)	(13)	(12)
Other comprehensive income before reclassifications: gains (losses)		(11)	2	(18)	7
Amounts reclassified from AOCI: (gains) losses	[3]	1		1
Net current period other comprehensive income (loss)		(10)	2	(17)	7
Cumulative-effect of changes in accounting principle					(3)
Ending balance		(30)	(8)	(30)	(8)
Deferred Gains and Losses on Derivatives-Hedging Activities | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(48)	(18)	(25)	(23)
Other comprehensive income before reclassifications: gains (losses)		(24)	(19)	(51)	(6)
Amounts reclassified from AOCI: (gains) losses	[2]	(2)	13	1	11
Net current period other comprehensive income (loss)		(26)	(6)	(50)	5
Cumulative-effect of changes in accounting principle					(5)
Less other comprehensive income attributable to noncontrolling interest				(1)	1
Ending balance		(74)	(24)	(74)	(24)
Unrealized Gains and Losses on Investment Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		18	3	2	747
Other comprehensive income before reclassifications: gains (losses)		13	(5)	29	(18)
Amounts reclassified from AOCI: (gains) losses	[2]	(1)		(1)	1
Net current period other comprehensive income (loss)		12	(5)	28	(17)
Cumulative-effect of changes in accounting principle					(732)
Ending balance		30	(2)	30	(2)
Unrealized Gains and Losses on Investment Securities | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		3	1	1	74
Other comprehensive income before reclassifications: gains (losses)		2	(2)	4	(2)
Amounts reclassified from AOCI: (gains) losses	[3]	(1)		(1)
Net current period other comprehensive income (loss)		1	(2)	3	(2)
Cumulative-effect of changes in accounting principle					(73)
Ending balance		4	(1)	4	(1)
Unrecognized Pension and Other Postretirement Benefit Costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(1,457)	(1,303)	(1,465)	(1,101)
Other comprehensive income before reclassifications: gains (losses)		113		113
Amounts reclassified from AOCI: (gains) losses	[2]	22	17	30	42
Net current period other comprehensive income (loss)		135	17	143	42
Cumulative-effect of changes in accounting principle					(227)
Ending balance		(1,322)	(1,286)	(1,322)	(1,286)
Unrecognized Pension and Other Postretirement Benefit Costs | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(143)	(95)	(144)	(75)
Other comprehensive income before reclassifications: gains (losses)		29		29
Amounts reclassified from AOCI: (gains) losses	[2]	2	1	3	2
Net current period other comprehensive income (loss)		31	1	32	2
Cumulative-effect of changes in accounting principle					(21)
Ending balance		(112)	(94)	(112)	(94)
Other Comprehensive Loss From Equity Method Investee
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(2)	(3)	(2)	(3)
Other comprehensive income before reclassifications: gains (losses)			1		1
Net current period other comprehensive income (loss)			1		1
Ending balance		(2)	(2)	(2)	(2)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(1,731)	(1,551)	(1,700)	(659)
Other comprehensive income before reclassifications: gains (losses)		48	(37)	40	61
Amounts reclassified from AOCI: (gains) losses	[2]		50	(23)	84
Net current period other comprehensive income (loss)		48	13	17	145
Cumulative-effect of changes in accounting principle					(1,023)
Less other comprehensive income attributable to noncontrolling interest					1
Ending balance		(1,683)	(1,538)	(1,683)	(1,538)
Accumulated Other Comprehensive Income (Loss) | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(17)	(9)	(12)	62
Other comprehensive income before reclassifications: gains (losses)		(9)		(14)	5
Net current period other comprehensive income (loss)		(9)		(14)	5
Cumulative-effect of changes in accounting principle					(76)
Ending balance		(26)	(9)	(26)	(9)
Accumulated Other Comprehensive Income (Loss) | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(191)	(113)	(169)	(98)
Other comprehensive income before reclassifications: gains (losses)		5	(19)	(22)	(6)
Amounts reclassified from AOCI: (gains) losses	[2]		14	4	13
Net current period other comprehensive income (loss)		5	(5)	(18)	7
Cumulative-effect of changes in accounting principle					(26)
Less other comprehensive income attributable to noncontrolling interest				(1)	1
Ending balance		$ (186)	$ (118)	$ (186)	$ (118)

[1]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	See table below for details about these reclassifications.
[3]	Virginia Power’s reclassifications out of AOCI were immaterial for both the three and six months ended June 30, 2019 and 2018.